Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 14,312,111	₩ 14,478,914
Acquisition	2,631,431	2,695,147
Disposal, Abandonment and termination	(196,138)	(126,152)
Depreciation	(2,755,236)	(2,778,204)
Impairment	(9,285)	(46,725)
Transfer in (out)	(310,687)
Exclusion from scope of consolidation	(945)
Inclusion in scope of consolidation		832
Transfer from (to) investment properties	(61,472)
Others	(47,460)	88,299
Ending, net	13,562,319	14,312,111
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	43,133,769	42,220,319
Ending, net	43,626,804	43,133,769
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(28,821,658)	(27,741,405)
Ending, net	(30,064,485)	(28,821,658)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,308,952	1,287,617
Acquisition	1,948	291
Disposal, Abandonment and termination	(4,656)	(855)
Transfer in (out)	26,764	4,274
Transfer from (to) investment properties	(64,449)
Others	98	17,625
Ending, net	1,268,657	1,308,952
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,309,084	1,287,749
Ending, net	1,268,789	1,309,084
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,124,732	2,099,044
Acquisition	120	3,608
Disposal, Abandonment and termination	(4,022)	(1,650)
Depreciation	(135,242)	(135,389)
Transfer in (out)	25,305	136,041
Exclusion from scope of consolidation	(19)
Transfer from (to) investment properties	1,793
Others	(245)	23,078
Ending, net	2,012,422	2,124,732
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	3,729,228	3,558,460
Ending, net	3,750,861	3,729,228
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,604,496)	(1,459,416)
Ending, net	(1,738,439)	(1,604,496)
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	9,260,185	9,508,793
Acquisition	237,218	247,431
Disposal, Abandonment and termination	(176,085)	(112,135)
Depreciation	(2,469,459)	(2,498,837)
Impairment	(9,256)	361
Transfer in (out)	2,227,808	2,060,936
Exclusion from scope of consolidation	(772)
Inclusion in scope of consolidation		68
Others	(8,830)	53,568
Ending, net	9,060,809	9,260,185
Machinery and equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	35,106,184	34,388,584
Ending, net	35,971,877	35,106,184
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(25,845,999)	(24,879,791)
Ending, net	(26,911,068)	(25,845,999)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	524,923	550,983
Acquisition	129,464	146,471
Disposal, Abandonment and termination	(8,242)	(8,155)
Depreciation	(150,535)	(143,978)
Impairment	(1)	(47,086)
Transfer in (out)	10,344	11,073
Exclusion from scope of consolidation	(120)
Inclusion in scope of consolidation		764
Transfer from (to) investment properties	1,184
Others	(179)	14,851
Ending, net	506,838	524,923
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,895,332	1,951,749
Ending, net	1,920,571	1,895,332
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,370,409)	(1,400,766)
Ending, net	(1,413,733)	(1,370,409)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,093,319	1,032,477
Acquisition	2,262,681	2,297,346
Disposal, Abandonment and termination	(3,133)	(3,357)
Impairment	(28)
Transfer in (out)	(2,600,908)	(2,212,324)
Exclusion from scope of consolidation	(34)
Transfer from (to) investment properties	1,184
Others	(38,304)	(20,823)
Ending, net	713,593	1,093,319
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,093,941	1,033,777
Ending, net	714,706	1,093,941
Construction-in-progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(622)	(1,300)
Ending, net	₩ (1,113)	₩ (622)